Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2022
Transactions and Balances with Related Parties [Abstract]
Transactions and balances with related parties
20.	Transactions and balances with related parties

a.	Transactions with related parties, carried out in the ordinary course of business, were as follows:

	2022	2021	2020

Holding company
Interest income	55,848	34,447	41,034

Management staff
Administrative services expenditures	275,063	113,018	199,488

Other related parties
Sales	392,531	391,664	188,082
Purchases	253,931	40,081	27,507
Direct short-term benefits (*)	120,151	78,321	90,562

(*)	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.

b.	Balances receivable from and payable to related parties are as follows:

	December 31,
	2022	2021
Short-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$62,055	$6,073
Cía. Laminadora Vista Hermosa, S.A. de C.V.	974	628
Operadora Compañía Mexicana de Tubos, S.A. de C.V.	824	873
Compañía Manufacturera de Tubos, S.A. de C.V.	2,799
Cía. Tubos y Perfiles Monterrey, S.A. de C.V.	3,371	3,318
Operadora Perfiles Sigosa, S.A. de C.V.	3,999	2,872
Operadora Construalco, S.A. de C.V.	606	519
Aceros y Laminados Sigosa, S.A. de C.V.	16,473	1,638
Arrendadora Norte de Matamoros, S.A. de C.V.	1,294	1,294
Operadora Industrial de Herramientas, S.A. de C.V.		816
Joist del Golfo, S.A. de C.V.	2,582	5,227
Holding Protel, S.A. de C.V.	304
Aceros CH, S.A. de C.V.	130
Sigosa Aceros, S.A. de C.V.	14	18,942
Siderúrgicos del Golfo, S.A. de C.V.	832	940
Perfiles Comerciales Sigosa, S.A. de C.V.	4,125	25,588
Pytsa Industrial de Mexico. S.A. de C.V.	438	438
Aceros y Laminados Sigosa, S.A. de C.V.		820
Acertam, S.A. de C.V.	785
Servicios Estructurales, S.A. de C.V.	3,047
Others	151	246
	$104,803	$70,232

	December 31,
	2022	2021
Long-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$648,281	$648,281
	$648,281	$648,281
Loans to related parties:
Industrias CH, S.A.B de C.V.	$959,153	$915,553
Perfiles Comerciales Sigosa, S.A. de C.V.	145,910	154,605
	$1,105,063	$1,070,158
Total, long-term	$1,753,344	$1,718,439

The account receivable with Industrias CH, S.A.B. de C.V. corresponds mainly to ISR balances to be recovered, due to the fact that some companies consolidated ISR for tax purposes until 2013 with this company.

Loans:

In USD 25,400, equivalent to $521,208 Mx. Pesos, plus interest for $120,494, plus VAT of $18,596, resulting a total for $660,298 as of December 31, 2021. As of January 2022 an amending Agreement was made where the balance as of that date remains in Mexican pesos.

As of December 31,2021 a loan in pesos from Industrias CH, S.A.B. de C.V. for $186,752 plus interest of $59,054 plus the IVA of $9,449 for a balance of $255,255.

These granted loans in USD and pesos including interest amount to $ 959,153 as of December 31, 2022. (2021 $915,553).

As of December 31, 2022, including the loan in USD converted into pesos, were as follows: $707,851 plus interests of 217,357, plus VAT of $33,945, with a total of $959,153.

As of December 31, 2022, there is a receivable from Perfiles Comerciales Sigosa, S.A. de C.V., derived from loan interest of $ 145,910 (USD $7,742,685), and a balance receivable of $ 154,605, as of December 31, 2021.

	2022	2021
Accounts payable:

Aceros y Laminados Sigosa, S.A. de C.V.	$24,455	$7,155
Industrias CH, S.A.B. de C.V.	245,388	214,294
Perfiles Comeciales Sigosa, S.A. de C.V.	3,802	3,802
Holding Protel, S.A. de C.V.	251	251
Compañia Laminadora Vista Hermosa, S.A. de C.V.	518	445
Operadora Perfiles Sigosa, S.A. de C.V.	2,800	2,074
Operadora Pytsa Industrial, S.A. de C.V.	8,353	11,603
Comercializadora Sigosa, S.A. de C.V.		2,532
Compañia Manufacturera de Tubos, S.A. de C.V.	9,837	7,174
Operadora Compañia Mexicana de Tubos, S.A. de C.V.	7,583	7,090
Sigosa Aceros, S.A. de C.V.	7	48,096
Cía. Mexicana de Perfiles y Tubos, S.A. de C.V.	595	595
Industrias Procarsa, S.A. de C.V.	139	156
Ferrovisa, S.A. de C.V.	7,069	7,458
Other	195	188
	$310,992	$312,913

The other accounts payable correspond to services and / or purchases of finished products according to their activity.

Loans from related parties:
Operadora de Perfiles Sigosa, S.A. de C.V.	$2,381,464	$
	$2,381,464	$
	$2,692,456		$312,913

This balance corresponds to a current account loan granted by Operadora de Perfiles Sigosa, S.A. de C.V. (Sigosa), to be invested in Treasury Bonds; the interest derived from said investment upon expiration thereof, will be delivered to Sigosa.